Segmented Information (Details) - Schedule of Geographical Area Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented Information (Details) - Schedule of Geographical Area Information [Line Items]
Revenue	$ 8,594	$ 6,482	$ 7,545
USA [Member]
Segmented Information (Details) - Schedule of Geographical Area Information [Line Items]
Revenue	5,490	3,839	2,738
Canada [Member]
Segmented Information (Details) - Schedule of Geographical Area Information [Line Items]
Revenue	1,472	1,274	1,656
EMEA [Member]
Segmented Information (Details) - Schedule of Geographical Area Information [Line Items]
Revenue	1,626	1,322	3,090
Australia [Member]
Segmented Information (Details) - Schedule of Geographical Area Information [Line Items]
Revenue	$ 6	$ 47	$ 61